Additional Financial Information (Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Additional Financial Information [Line Items]
Customer fulfillment costs (included in Other current assets)	$ 14,232	$ 13,267
Accounts payable	22,027	21,047
Accrued payroll and commissions	2,450	2,629
Current portion of employee benefit obligation	1,644	1,766
Accrued interest	2,023	1,974
Other	2,994	2,956
Total accounts payable and accrued liabilities	31,138	30,372
Customer Fulfillment Costs [Member]
Additional Financial Information [Line Items]
Customer fulfillment costs (included in Other current assets)	$ 3,398	$ 2,923